Debt and Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Including Capital Lease Obligations
Debt, including capital lease obligations, consisted of:

	June 30,	December 31,
(Amounts in thousands, except percentages)	2012	2011
Term Loan, interest rate of 2.46% and 2.58% at June 30, 2012 and December 31, 2011, respectively	$462,500	$475,000
Bridge Loan, interest rate of 2.24% at June 30, 2012	250,000	—
Revolving credit facility, interest rate of 2.24% at June 30, 2012	50,000	—
Capital lease obligations and other borrowings	34,275	30,216
Debt and capital lease obligations	796,775	505,216
Less amounts due within one year	370,635	53,623
Total debt due after one year	$426,140	$451,593

Debt, including capital lease obligations, consisted of:

	December 31,
	2011	2010
	(Amounts in thousands)
Term Loan, interest rate of 2.58% and 2.30% at December 31, 2011 and 2010, respectively	$475,000	$500,000
Capital lease obligations and other borrowings	30,216	27,711
Debt and capital lease obligations	505,216	527,711
Less amounts due within one year	53,623	51,481
Total debt due after one year	$451,593	$476,230

Schedule Maturities of the Credit Facilities, Capital Lease Obligations and Other Borrowings
Scheduled maturities of the Credit Facilities (as described below), as well as capital lease obligations and other borrowings, are:

	Term Loan	Other Debt & Capital Lease	Total
	(Amounts in thousands)
2012	$25,000	$28,623	$53,623
2013	50,000	1,593	51,593
2014	50,000	—	50,000
2015	350,000	—	350,000
2016 and thereafter	—	—	—
Total	$475,000	$30,216	$505,216

Schedule of Future Minimum Lease Payments Due Under Non-cancelable Operating Leases
The future minimum lease payments due under non-cancelable operating leases are (amounts in thousands):

Year Ended December 31,
2012	$48,672
2013	41,042
2014	30,333
2015	22,083
2016	16,502
Thereafter	31,020
Total minimum lease payments	$189,652